Segmented Information - Disclosure of Selected Financial Information by Geographical Segment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Revenue
Mined Ore	$ 27,053	$ 21,005	$ 24,642
Purchase Concentrate	5,742	6,802	2,586
Cost of sales:
Mined Ore	(22,975)	(20,672)	(18,641)
Purchase Concentrate	(5,891)	(7,150)	(2,151)
Depreciation	(3,893)	(4,913)	(5,610)
Earnings (Loss) from mining operations	36	(4,928)	826
Corporate costs and taxes	(6,513)	654	(732)
Sale of San Pedrito	0		7,128
Write off Mining Interest	(4,804)	(6,713)	(37)
Disposal of Exploration and Evaluation	(82)	(1,013)
Earnings (Loss) for the year	(11,804)	(12,000)	7,222
Mining interest, plant and equipment	37,618	41,476	52,921
Total assets	57,005	64,451	82,096
San Pedrito [member]
Cost of sales:
Bad debt expense San Pedrito	(441)
Altiplano [member]
Cost of sales:
Write off Mining Interest	(4,804)	0	0
Mexico [member]
Revenue
Mined Ore	27,053	21,005	24,642
Purchase Concentrate	5,742	6,802	2,586
Cost of sales:
Mined Ore	(22,975)	(20,672)	(18,641)
Purchase Concentrate	(5,891)	(7,150)	(2,151)
Depreciation	(3,893)	(4,913)	(5,610)
Earnings (Loss) from mining operations	36	(4,928)	826
Corporate costs and taxes	(4,132)	4,228	2,994
Sale of San Pedrito			7,128
Write off Mining Interest	(4,804)	(6,713)
Disposal of Exploration and Evaluation	0	(961)
Earnings (Loss) for the year	(9,341)	(8,374)	10,948
Mining interest, plant and equipment	37,516	41,308	52,676
Total assets	50,701	60,639	72,566
Mexico [member] | San Pedrito [member]
Cost of sales:
Bad debt expense San Pedrito	(441)
Mexico [member] | Bernal [member]
Revenue
Mined Ore	27,053	21,005	24,642
Purchase Concentrate	1,633	3,976	418
Cost of sales:
Mined Ore	(22,975)	(20,532)	(18,641)
Purchase Concentrate	(1,550)	(3,654)	(287)
Depreciation	(3,775)	(4,492)	(5,360)
Earnings (Loss) from mining operations	386	(3,697)	772
Corporate costs and taxes	(2,999)	4,343	3,302
Sale of San Pedrito			7,128
Write off Mining Interest	0	(6,713)
Disposal of Exploration and Evaluation	0	(1,079)
Earnings (Loss) for the year	(3,054)	(7,145)	11,202
Mining interest, plant and equipment	35,470	35,302	45,899
Total assets	44,956	48,614	61,401
Mexico [member] | Bernal [member] | San Pedrito [member]
Cost of sales:
Bad debt expense San Pedrito	(441)
Mexico [member] | Altiplano [member]
Revenue
Mined Ore	0
Purchase Concentrate	4,109	2,826	2,168
Cost of sales:
Mined Ore	0
Purchase Concentrate	(4,341)	(3,496)	(1,864)
Depreciation	(118)	(421)	(250)
Earnings (Loss) from mining operations	(350)	(1,091)	54
Corporate costs and taxes	(972)	294	(308)
Write off Mining Interest	(4,804)
Disposal of Exploration and Evaluation	0
Earnings (Loss) for the year	(6,126)	(797)	(254)
Mining interest, plant and equipment	2,046	6,005	6,777
Total assets	2,228	8,095	11,165
Mexico [member] | Altiplano [member] | San Pedrito [member]
Cost of sales:
Bad debt expense San Pedrito	0
Mexico [member] | Other [member]
Revenue
Mined Ore	0
Purchase Concentrate	0
Cost of sales:
Mined Ore	0	(140)
Purchase Concentrate	0
Depreciation	0
Earnings (Loss) from mining operations	0	(140)
Corporate costs and taxes	(161)	(409)
Write off Mining Interest	0
Disposal of Exploration and Evaluation	0	118
Earnings (Loss) for the year	(161)	(432)
Mining interest, plant and equipment	0	1
Total assets	3,517	3,930
Mexico [member] | Other [member] | San Pedrito [member]
Cost of sales:
Bad debt expense San Pedrito	0
Canada [member]
Revenue
Mined Ore	0
Purchase Concentrate	0
Cost of sales:
Mined Ore	0
Purchase Concentrate	0
Depreciation	0
Earnings (Loss) from mining operations	0
Corporate costs and taxes	(2,357)	(3,586)	(3,707)
Write off Mining Interest	0
Disposal of Exploration and Evaluation	0
Earnings (Loss) for the year	(2,357)	(3,586)	(3,707)
Mining interest, plant and equipment	102	168	245
Total assets	4,219	3,537	7,559
Canada [member] | San Pedrito [member]
Cost of sales:
Bad debt expense San Pedrito	0
United States [member]
Revenue
Mined Ore	0
Purchase Concentrate	0
Cost of sales:
Mined Ore	0
Purchase Concentrate	0
Depreciation	0
Earnings (Loss) from mining operations	0
Corporate costs and taxes	(24)	12	(19)
Write off Mining Interest	0
Disposal of Exploration and Evaluation	(82)	(52)
Earnings (Loss) for the year	(106)	(40)	(19)
Mining interest, plant and equipment	0
Total assets	2,085	$ 2,150	$ 1,971
United States [member] | San Pedrito [member]
Cost of sales:
Bad debt expense San Pedrito	$ 0